As filed with the Securities and Exchange Commission on July 21, 2017

Securities Act File No. 333-______

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No.      ☐

MSS Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices) (Zip Code)

(440) 922-0066

(Registrant’s Telephone Number, including Area Code)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and Address of Agent for Service)

JoAnn Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215 614-469-3265 (phone)
614-469-3361 (fax)

Title of securities being registered:  Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

CCA AGGRESSIVE RETURN FUND

A SERIES OF CCA INVESTMENTS TRUST

8000 Town Centre Drive, Suite 400

 Broadview Heights, Ohio 44147

August 21, 2017

Dear Shareholder:

We wish to provide you with some important information concerning your investment.  You are receiving this Combined Information Statement/Prospectus because you own shares of the CCA Aggressive Return Fund, a series of the CCA Investments Trust (“CCA Trust”).  The Board of Trustees of CCA Trust, after careful consideration, has approved the reorganization (the “Reorganization”) of the CCA Aggressive Return Fund, a series of CCA Trust (the “Existing Fund”), into the CCA Aggressive Return Fund, a series of MSS Series Trust (“MSS”) (the “New Fund”).  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.”  The series surviving the Reorganization, the New Fund, will be referred to herein as the “New Fund.”  The Existing Fund and New Fund have identical investment objectives and principal investment strategies.  As a general matter, we believe that after the Reorganization, the New Fund will provide you with an identical investment objective and investment strategies, the opportunity to maintain your investment in the strategy on a tax free basis, portfolio management efficiencies, and provide the Fund increased opportunities for asset growth.  The enclosed document is purely for informational purposes.  You are not being asked to vote or take action on any matter.

Checchi Capital Fund Advisers, LLC (“CCFA”) serves as the Existing Fund’s investment adviser, and Checchi Capital Advisers, LLC (“CCA”) serves as its sub-adviser.  CCFA believes the shareholders of the Funds will benefit from the Reorganization where CCA will serve as the investment adviser to the New Fund.

A Combined Information Statement and Prospectus (the “Information Statement”) are enclosed.  Also enclosed is the Statement of Additional Information to the Information Statement, which should be read in conjunction with the Information Statement and provides additional information about the Reorganization.

The Board of the CCA Trust concluded that the Reorganization is in the best interests of the Existing Fund and the shareholders.  In approving the Reorganization, the CCA Trust Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the expected portfolio management efficiencies for the New Fund, and the terms and conditions of the Reorganization.  The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Agreement and Plan of Reorganization (the “Plan of Reorganization”) provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about August 31, 2017 (the “Closing Date”).  Immediately after the Reorganization, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization. Shareholders who own any class of shares of the Existing Fund will receive Institutional Class shares of the New Fund.

Following the Reorganization, the Existing Fund will cease operations as a separate series of the CCA Trust.  Shareholders of the Existing Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.  In addition, we do not expect the Reorganization to cause the shareholders of the Existing Fund to recognize any federally taxable gains or losses.

The Board of Trustees of CCA Investments Trust, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of CCA and CCFA.  Likewise, the Board of Trustees of MSS Series Trust has

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authorized and formed the New Fund and approved an investment advisory agreement with CCA to serve as the New Fund’s investment adviser.

More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Information Statement.  You should review the Information Statement carefully and retain it for future reference.   Beneficial shareholders constituting at least a majority of the Existing Fund, as of June 28 (the “Record Date”) have already approved the Agreement and Plan of Reorganization.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Sincerely,

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QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Information Statement/Prospectus.  The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Information Statement/Prospectus.

Q.           What is this document and why did we send it to you?

A.       This is a Combined Information Statement/Prospectus that provides you with information about a plan of reorganization between the CCA Aggressive Return Fund, a series of the CCA Investments Trust (“CCA Trust”) (the “Existing Fund”) and the CCA Aggressive Return Fund, a series of the MSS Series Trust (“MSS”) (the “New Fund”).  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.”  The Funds pursue identical investment objectives and investment strategies.  When the reorganization (the “Reorganization”) is completed, your shares of the Existing Fund will be exchanged for shares of the New Fund, and the Existing Fund will be terminated as a series of the CCA Trust.  Please refer to the Combined Information Statement/Prospectus for a detailed explanation of the Reorganization, and a more complete description of the New Fund.

You are receiving this Combined Information Statement/Prospectus because you own shares of the Existing Fund as of June 28, 2017 (“Record Date”).  The Reorganization has been approved by beneficial shareholders holding the majority of the Existing Fund by written consent dated June 30, 2017. Therefore, the Reorganization not require further approval by you or by shareholders of the New Fund, and you are not being asked to vote.

Q.   Has the Board of Trustees approved the Reorganization?

A.    Yes, the Board of Trustees of CCA Trust has approved the Reorganization.  The Board has determined that the Reorganization is in the best interests of the shareholders of the Existing Fund.

Q.           What will happen to my existing shares?  Will my expenses remain the same?

A.          Your shares of the Existing Fund will be exchanged for shares of the New Fund.  The Existing Fund currently has one share class: Institutional Class shares.  The New Fund has one share class.  Shareholders of the Existing Fund will receive Institutional Class shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  Although the price of the new shares of the New Fund may be different from the price of your current shares of the Existing Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Your estimated total expenses of an investment in the New Fund will be identical to the current expenses of Institutional Class shares of the Existing Fund.  The Board has determined that Existing Fund shareholders may benefit by remaining invested in an open-end fund and avoid the tax consequences of liquidating or otherwise disposing of their shares.  Checchi Capital Advisers, LLC, the New Fund’s investment adviser (“CCA”), will be paid a fee equal to 0.75% of the New Fund's average daily net assets which is identical to the management fee currently paid by the Existing Fund.  Additionally, the Existing Fund’s adviser has, and CCA with respect to the New Fund will, contractually agreed to reduce its fees and to reimburse expenses, at least through August 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.

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Q.           How will the Reorganization affect me as a shareholder?

A.           Upon the closing of the Reorganization, Existing Fund shareholders will become shareholders of the New Fund. With the Reorganization, all of the assets and the liabilities of the Existing Fund will be combined with those of the New Fund.  Shareholders of each share class of the Existing Fund will receive Institutional Class shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  An account will be created for each shareholder that will be credited with shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Existing Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the Funds immediately prior to the Reorganization.  Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Existing Fund.  No physical share certificates will be issued to shareholders.  As a result of the Reorganization, an Existing Fund shareholder may hold a smaller percentage of ownership in the New Fund than such shareholder held in the Existing Fund prior to the Reorganization.

Q.   Are the Funds’ Objectives and Strategies Different?

A.

No.  The investment objectives and strategies of both the Existing Fund and the New Fund are identical.

Q.           When will the Reorganization occur?

A.         The Reorganization is expected to take effect on or about August 31, 2017, or as soon as possible thereafter.

Q.           Who will pay for the Reorganization?

A.         The costs of the Reorganization will be borne by CCA, the New Fund’s investment advisor.  The costs of the Reorganization are expected to be approximately $10,000.

Q.           Will the Reorganization result in any federal tax liability to me?

A.         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the respective transactions.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Q.           Can I redeem my shares of the Existing Fund before the Reorganization takes place?

A.         Yes.  You may redeem your shares at any time before the Reorganization takes place, as set forth in the Existing Fund’s prospectus.  If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of August 31, 2017 will be exchanged for shares of the New Fund.

Q.          Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.          No.  Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.           Are there differences in front-end sales loads or contingent deferred sales charges?

A.          No.  The New Fund will not charge a front end or contingent deferred load.  No Existing Fund shareholder will be charged a load or fee for the exchange of their shares in connection with Reorganization.

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Q.

Who should I call with questions about the Reorganization?

A.

If you have any questions about the Reorganization, Plan, Information Statement or the proxy card, please do not hesitate to call 1-800-595-4866.

Important additional information about the Reorganization is set forth in the accompanying Combined Information Statement/Prospectus.  Please read it carefully.

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INFORMATION STATEMENT FOR

CCA AGGRESSIVE RETURN FUND, A SERIES OF CCA INVESTMENTS TRUST

8000 Town Centre Drive, Suite 400

 Broadview Heights, Ohio 44147

PROSPECTUS FOR

CCA AGGRESSIVE RETURN FUND, A SERIES OF MSS SERIES TRUST

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-800-595-4866

DATED AUGUST 21, 2017

RELATING TO THE REORGANIZATION OF

CCA AGGRESSIVE RETURN FUND

WITH AND INTO

CCA AGGRESSIVE RETURN FUND

This Combined Information Statement/Prospectus is furnished to you as a shareholder of CCA Aggressive Return Fund (the “Existing Fund”), a series of CCA Investments Trust, an Ohio business trust (the “CCA Trust”).  As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Existing Fund will be reorganized into the CCA Aggressive Return Fund, a series of MSS Series Trust (“MSS”), an Ohio business trust (the “New Fund”) (the “Reorganization”).  The enclosed document is purely for informational purposes.  The Reorganization has already been approved via written consent by a majority of the Existing Fund Shareholders.  You are not being asked to vote or take action on any matter.

 The Plan of Reorganization provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers.  These transfers are expected to occur on or about August 31, 2017 (the “Closing Date”).

Immediately after the transfer of the Existing Fund's assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund.

Each of MSS and CCA Investments Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Investments Trust is an Ohio statutory trust.  MSS is an Ohio business trust.  Checchi Capital Fund Advisers, LLC (“CCFA”) is the investment adviser to the Existing Fund.  Checchi Capital Advisers, LLC (“CCA”) is the investment sub-adviser to the Existing Fund.  CCFA believes the shareholders of the Existing Fund will benefit from the Reorganization where CCA will serve as the investment adviser to the New Fund.  Mutual Shareholder Services, LLC ("MSS LLC"), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, 1-800-595-4866, currently acts as the transfer agent ("Transfer Agent") for the Exiting Fund and will also serve as the Transfer Agent for the New Fund.  MSS LLC maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MSS LLC provides the both Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, and Empirical Administration, LLC provides administration services to the Funds. Arbor Court Capital, LLC is the principal distributor of the Existing Fund and will be the principal distributor of the New Fund.

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The approval of this proposal by the majority beneficial shareholders of the Existing Fund, in effect, ratifies or approves action taken by the Board of MSS, on behalf of the New Fund to approve an investment advisory agreement with CCA.  The sole initial shareholder of the New Fund will provide initial shareholder approval of these agreements.

This combined Information Statement/ Prospectus contains information you should know regarding the  Reorganization and before investing.  Please read this Information Statement / Prospectus and keep it for future reference.  If you need additional copies of this Information Statement, please contact the Existing Fund at 1-800-595-4866 or in writing at, 8000 Town Centre Drive, Broadview Heights, Ohio  44147.  Additional copies of this Information Statement will be delivered to you promptly upon request.  For a free copy of the CCA Aggressive Return Fund’s annual report for the fiscal year ended November 30, 2016 or semi-annual report for the period ended May 31, 2017, please contact the Existing Fund at 1-800-595-4866, at www.ccafunds.com, or in writing at, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

This Information Statement/Prospectus sets forth concisely the information that a shareholder of the Existing Fund should know regarding the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Information Statement/Prospectus).  A Prospectus (as supplemented from time to time) and Statement of Additional Information for the Existing Fund, dated March 29, 2017, as supplemented May 19, 2017,  indirectly relating to this Information Statement/Prospectus and including certain financial information about the Existing Fund, has been filed with the SEC and is incorporated in its entirety into this Information Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Existing Fund toll-free at 1-800-595-4866.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Fund dated March 29, 2017, as supplemented May 19, 2017.

The Existing Fund’s Prospectus dated March 29, 2017, Annual Report to Shareholders for the fiscal year ended November 30, 2016, containing audited financial statements,  and a semi-annual report to shareholders for the period ended May 31, 2017, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to CCA Investments Trust, through the Internet at www.ccafunds.com or by calling 1-800-595-4866.

This Information Statement / Prospectus will be mailed on or about August 21, 2017 to shareholders of record of the Existing Fund as of June 28, 2017 (the “Record Date”).

Copies of these materials and other information about the MSS, CCA Investments Trust, the Existing Fund and the New Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund or MSS:
CCA Aggressive Return Fund 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 1-800-595-4866	CCA Aggressive Return Fund 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 1-800-595-4866

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT AUGUST 21, 2017.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

SUMMARY	10

The Reorganization	10
Tax Consequences	10
Investment Objectives and Principal Investment Strategies	11
Fees and Expenses	11
Portfolio Turnover	13
Federal Tax Consequences	13
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	13
Principal Investment Risks	13

COMPARISON OF THE EXISTING FUND AND NEW FUND	14

Investment Objectives and Principal Investment Strategies	14
Comparison of Investment Objectives and Principal Investment Strategies	14
Fundamental Investment Policies	15
Risks of the Funds	16
Performance History	18
Management of the Funds	19
Portfolio Managers	21
Other Service Providers	23
Purchase, Redemption, and Pricing of Shares	23
Frequent Purchases and Redemption of Fund Shares	24
Dividends, Distributions and Taxes	25
Payments to Broker-Dealers and Other Financial Intermediaries	26

FINANCIAL HIGHLIGHTS	26

INFORMATION RELATING TO THE REORGANIZATION	26

Description of the Reorganization	26
Terms of the Reorganization	26
Reasons for the Reorganization	27
Federal Income Taxes	27
Expenses of the Reorganization	28
Continuation of Shareholder Accounts and Plans; Share Certificates	28

OTHER INFORMATION	28

Capitalization	28
Shareholder Information	28
Shareholder Rights and Obligations	29
Shareholder Proposals	29

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	A-1

EXHIBIT B: FINANCIAL HIGHLIGHTS	B-1

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Information Statement/Prospectus and is qualified in its entirety by references to the more complete information contained herein.  Shareholders should read the entire Combined Information Statement/Prospectus carefully.

Each of MSS Series Trust (“MSS”) and CCA Investments Trust (“CCA Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Trust and MSS are each an Ohio business trust.  MSS and CCA Trust are open-end management investment companies registered with the SEC.  The Existing Fund is organized as separate series of the CCA Investments Trust.  The New Fund is organized as a separate series of MSS.  The New Fund and the Existing Fund both seek to provide long-term total return.

Checchi Capital Fund Advisers, LLC (“CCFA”) is the investment adviser to the Existing Fund.  Checchi Capital Advisers, LLC (“CCA”) is the investment sub-adviser to the Existing Fund.  CCFA and the CCA Trust Board of Trustees believe the shareholders of the Existing Fund will benefit from the Reorganization where CCA will serve as the adviser to the New Fund.  Adam Checchi and Samuel Pfister of CCA serve as the Existing Fund’s Portfolio Managers, and are expected to continue the day-to-day management of the New Fund following the Reorganization.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS INFORMATION STATEMENT.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The Reorganization.

Background.   The Board of CCA Trust, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of the Existing Fund,  has approved a plan of reorganization on such terms as presented in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), and concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of existing shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.  The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of the Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.

The Proposed Reorganization. The Plan of Reorganization provides for:

•

the transfer of substantially all of the assets and the liabilities of the Existing Fund to the New Fund in exchange for shares of the New Fund;

•

the distribution of such shares to the Existing Fund’s shareholders; and

•

the termination of the Existing Fund as a separate series of the CCA Trust.

If the proposed Reorganization is completed, the New Fund will acquire substantially all of the assets and the liabilities of the Existing Fund, and shareholders of the Existing Fund will receive shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the Existing Fund shares that the shareholders own immediately prior to the Reorganization.

In approving the Plan of Reorganization, the CCA Trust Board, on behalf of the Existing Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Existing Fund and that the interests of the Existing Fund shareholders will not be diluted as a result of the Reorganization.  Before reaching

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this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization.  The Board approved the Reorganization at a meeting held on April 11, 2017.

The factors considered by the CCA Trust Board with regard to the Reorganization include, but are not limited to, the following:

•

after the Reorganization, shareholders will be invested in a New Fund with substantially similar principal investment strategies;

•

the same portfolio managers that currently manages the Existing Fund are expected to manage the New Fund following the closing of the Reorganization;

•

the Reorganization will allow shareholders to maintain their investment in an open end mutual fund;

•

the Reorganization is not expected to result in any tax consequence to shareholders;

•

the New Fund will have the same advisory fee as the Existing Fund;

•

the Funds and their shareholders will not bear any of the costs of the Reorganization; and

•

the Existing Fund shareholders will receive New Fund shares with the same aggregate net asset value as their Existing Fund shares.

The determinations on behalf of the Existing Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the transaction.  Nevertheless, the sale of securities by the Existing Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Investment Objectives and Principal Investment Strategies

The New Fund’s and Existing Fund’s objective is to seek to provide long-term total return.  Other than the investment advisory structure, there is no difference in the strategy or objective of the Funds.  For a comparison of each Fund's investment objectives and principal investment strategies, see "Investment Objectives" below.  For information on risks, see “Comparison of the Existing Fund and New Fund — Risks of the Funds”, below.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund.  Shareholders may pay shareholder fees directly when they buy or sell shares.  Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.  The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund.  The Existing Fund’s expenses are based upon the most recent audited financial statements as of November 30, 2016.

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Shareholder Fees (fees paid directly from your investment):

	Existing Fund Institutional Shares	New Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Existing Fund Institutional Shares	New Fund
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other expenses	0.88%	0.88%
Acquired Fund Fees and Expenses[1]	0.23%	0.23%
Total Annual Fund Operating Expenses [3]	1.86%	1.86%
Fee Waiver and/or Expense Reimbursement	(0.73)% [2]	(0.73)% [3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [4]	1.13%	1.13%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Existing Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

3  The New Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses for at least one year from the effective date of the New Fund’s registration statement, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.  These fee waivers and

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expense reimbursements are subject to possible recoupment from the Fund within three years after date the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

4 Because the New Fund has not yet commenced operations, some expenses, including other expenses, are estimated. Accordingly, Total Fund Operating Expenses is estimated.

EXAMPLES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Existing Fund – Institutional Class	$115	$514	$938	$2,120
New Fund	$115	$514	$938	$2,120

The Examples assume the Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 520% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Existing Fund and the New Fund regarding the purchase, redemption, and valuation of shares are substantial similar.  The Existing Fund is currently the sole series of the CCA Investment Trust, so there are no exchange or transfer rights.  The New Fund is not expected to have any exchange or transfer rights either.

Principal Investment Risks

The New Fund will continue the Existing Fund’s principal investment strategies and the principal investments risks of the Funds are the same as well.  Primary investment risks for both Funds include Adverse Market Conditions Risk,  Defaulted Securities Risk,  Emerging Market Risk, ETF Risk, Fixed Income Risk. Foreign Investment Risk, High Yield (Junk) Bond Risk, Leverage Risk,  Liquidity Risk,  Management Risk, Market Risk, Portfolio Turnover Risk, REIT and Real Estate Risk, Sector Risk, and Smaller Company Risk.  More information on each type of investment risk can be found under “Comparison of the Existing Fund and New Fund – Principal Investment Risks”.

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COMPARISON OF THE EXISTING FUND AND NEW FUND

Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund.  This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's prospectus.

The New Fund’s and Existing Fund’s objective is to seek to provide long-term total return.  Other than the investment advisory structure, there is no difference in the strategy or investment objective of the Funds.

Each Fund attempts to capture the performance of the riskier portion of the domestic and international equity and fixed income markets by employing an investment approach designed to focus on those securities that have the highest expected return sensitivity, as determined by CCA, the Existing Fund’s investment sub-adviser and New Fund’s investment adviser.  For this purpose, expected return sensitivity of a security is CCA’s estimation of the volatility of the security relative to the volatility of the global equity and fixed income markets.  CCA uses a proprietary scoring algorithm to rank the world’s investable equity and fixed income securities by expected return sensitivity.  CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more.  CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s.  The algorithm uses fundamental and technical variables to score each security.  CCA periodically scores and ranks the securities in its universe of the world’s investable equity and fixed income securities, and divides the universe into market value deciles by score.  CCA will manage the New Fund to closely approximate the key characteristics of the top decile (i.e., the 10% of the world’s securities by market value that provide the highest expected return sensitivity based on the score).  For this purpose, CCA will invest in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the top decile.  The securities in the top decile will change from time to time.  Every month, CCA will conduct its periodic scoring and ranking of the universe and modify the New Fund’s holdings accordingly.  The mix between equity and fixed income securities is expected to vary significantly from time to time, and it is possible for the New Fund to be 100% invested in either asset class at any time.

It is likely that a substantial portion of the New Fund’s equity investments will consist of securities of companies with smaller market capitalizations (including mid cap, small cap and micro-cap securities) in developed and emerging countries and that a substantial portion of the New Fund’s fixed income securities will consist of securities rated below investment grade (BB+ or lower by S&P and Ba1 or lower by Moody’s), or so called “junk bonds,” of companies in developed and emerging market countries.  The New Fund may invest in fixed income securities of any maturity or credit rating.  The New Fund may also invest in exchange traded funds (ETFs) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities.

Each Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions.  The Funds also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate.  Each Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objective and their principal investment strategies are identical.  The Existing Fund is advised by CCFA and sub-advised by CCA.  The New Fund will be advised by CCA and the same portfolio managers will be responsible for the day to day management of the New Fund under CCA’s direction.  Other than the investment advisory structure, there is no difference in the strategy or objective of the Funds.

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Fundamental Investment Policies

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Existing Fund and the New Fund have adopted the following fundamental investment limitations:

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not underwrite securities of other issuers, except  to the extent  a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

4.  Real Estate.  The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act, or unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing, selling  and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except as permitted by the SEC.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities, or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

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Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The Existing Fund and the New Fund have adopted the following non-fundamental investment limitations:

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.  Illiquid Investments.  The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Comparison of Investment Policies.  The New Fund and Existing Fund are subject to the same Fundamental and Non-Fundamental Investment Policies.

Risks of the Funds

The Existing Fund and the New Fund are subject to the same risks. The primary risks of an investment in the Funds are shown below.

Adverse Market Conditions Risk.  The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world.  As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Defaulted Securities Risk.  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative, as are junk bonds in general.

Emerging Market Risk.  The Fund intends to have exposure to developing countries or emerging markets, which countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

ETF Risk.  Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

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Fixed Income Risk.  The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates.  The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.  For mortgage-backed securities, this risk is known as prepayment risk.  Interest rates in the United States recently have been near or at historically low levels.  Consequently, the risks associated with rising interest rates may be heightened at this time.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

High Yield (Junk) Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Liquidity Risk.  The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities.  For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Management Risk.  The sub-adviser's dependence on its proprietary algorithm methodology and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund’s target allocation of the top decile of investable world securities that provide the highest expected return sensitivity.

Market Risk.  The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  The Fund may, at times, become focused in stocks of a particular sector, category, or group of companies.  Equity securities generally have greater price volatility than fixed income securities.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs, and may also result in higher taxes.

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REIT and Real Estate Risk. The Fund may invest in REITs.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Sector Risk.  Equity securities within the same sector (e.g. Technology) may decline in price due to sector-specific market or economic developments.

Smaller Company Risk.  Smaller cap equity securities (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-cap companies and may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile equity security prices and a limited ability to sell them at a desirable time or price.

Comparison of Risks.  The Existing Fund and the New Fund are subject to the same risks.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in the Existing Fund’s performance for each year since inception and the Fund’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and blended index comprised of several broad-based indices. Past performance does not necessarily indicate future performance.  No performance information is provided for the New Fund because it has not yet commenced operations.  To obtain performance information up to the most recent month end, call toll free 1-800-595-4866.

Existing Fund

The bar chart and performance table below show the variability of the Existing Fund's returns, which is some indication of the risks of investing in the Existing Fund.  The bar chart shows performance of the Existing Fund's Institutional Class shares for each full calendar year since the Existing Fund's inception.  The performance table compares the performance of the Existing Fund's share classes over time to the performance of certain broad-based securities market indices, as well as a blended benchmark index that is a composite of the broad-based indices.  You should be aware that the Existing Fund’s past performance (before and after taxes) may not be an indication of how the Existing Fund will perform in the future.  Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Institutional Class Annual Total Returns as of December 31st

Best Quarter:	12/31/2013	7.82%
Worst Quarter:	9/30/2015	-7.88%

The Fund’s year to date return as of June 30, 2017 was 9.51%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception (12/26/2012)*
Institutional Class*
Return before taxes	8.46%	2.87%
Return after taxes on distributions	8.27%	2.20%
Return after taxes on distributions and sale of Fund shares	4.79%	1.93%
Barclays Global Aggregate Bond Index***	2.09%	-0.80%
MSCI USA IMI Index	11.95%	13.63%
MSCI EAFE IMI Index	1.15%	4.49%
MSCI Emerging Markets IMI Index	9.90%	-2.13%
Blended Index****	4.81%	2.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Existing Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

*The Institutional Class commenced operations on December 26, 2012.

***The Barclays Global Aggregate Bond Index is included as the primary benchmark because it is the broad-based securities market index that represents the largest portion of the new Blended Index.

***The Blended Index is a composite benchmark index consisting of 50% Barclays Global Aggregate Bond Index, 18% MSCI US Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.  Barclays Global Aggregate Bond Index, a proxy for the Total Global Investment Grade Bond Market, is designed to measure the performance of the global investment grade bond markets.  MSCI USA IMI Index, a proxy of the Total U.S. Equity Market, is designed to measure the performance of the large, mid and small cap segments of the U.S. market.  MSCI EAFE IMI Index, a proxy for the Total Developed Equity Market excluding North America, is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.  MSCI Emerging Markets IMI Index, a proxy for the Total Emerging Equity Market, is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

Management of the Funds

Existing Fund

Adviser

Checchi Capital Fund Advisers, LLC (“CCFA”), 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210, is the investment adviser to the Existing Fund. CCFA is registered as an investment adviser under the Investment Advisers Act of 1940.

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Subject to the general oversight of the Board of Trustees of CCA Investments Trust (the “Board”), CCFA is directly responsible for making the investment decisions for the Existing Fund. CCFA delegates the day-to-day management of the  portfolio of the Existing Fund to CCA.  CCFA retains overall supervisory responsibility of the general management and investment of the Existing Fund’s assets.

CCFA receives an advisory fee at an annual rate equal to 0.75% of the Existing Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board. CCFA may be reimbursed by the Existing Fund for fees waived and expenses reimbursed by CCFA pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expense to exceed the current Expense Cap, or the Expense Cap in place at the time the fees were waived or expenses reimbursed. Total Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. For the fiscal year ended November 30, 2016, CCFA waived its entire advisory fee for the Existing Fund.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with CCFA is available in the Existing Fund’s semi-annual report for the period ended May 31, 2017.

Sub-Adviser

The Existing Fund’s sub-adviser, Checchi Capital Advisers, LLC (“CCA”), 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. Subject to authority of the Board and oversight by the adviser, CCA is responsible for  management of the   Existing Fund’s  investment portfolio according to its investment objective, policies and restrictions.

A discussion summarizing the basis on which the Board approved the Sub-Advisory Agreement with the CCFA and is available in the Existing Fund’s semi-annual report for the period ended May 31, 2017.

New Fund

Adviser

CCA will be the New Fund’s investment adviser.  Under the terms of the management agreement, CCA will be responsible for formulating the New Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Subject to the authority of the Board of Trustees of MSS, CCA will be responsible for management of the New Fund’s investment portfolio.  CCA will be responsible for selecting each of the New Fund's investments according to the New Fund's investment objective, policies and restrictions.  As of May 31, 2017, CCA had approximately $618 million in assets under management. Pursuant to an advisory agreement between MSS and CCA, CCA is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the New Fund’s average daily net assets.

CCA has contractually agreed to waive fees and/or reimburse expenses of the New Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes and extraordinary expenses) at least through August 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the New Fund (“Expense Cap”). This agreement may only be terminated by the Board on 60 days written notice to CCA

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and upon the termination of the management agreement between the CCA Trust and CCA.  Fee waivers and expense reimbursements are subject to possible recoupment by the CCA from the New Fund in future years on a three-year basis (within the three years from the date of the waiver or reimbursement) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Portfolio Managers

Existing Fund:  Adam Checchi and Sam Pfister.

Adam Checchi – Portfolio Manager and Managing Director

Adam Checchi is a Founding Partner and the Managing Director of CCA.  Mr. Checchi has over ten years of business experience in the investment business.  He previously worked as an investment banker at Goldman Sachs & Company. Mr. Checchi holds an M.B.A. from the Harvard Business School.

Sam Pfsiter – Portfolio Manager and Director of Analysis

Sam Pfister is a Founding Partner and Director of Analysis of CCA.     Mr. Pfister holds a Ph.D. in mechanical engineering from the California Institute of Technology

New Fund:  Adam Checchi and Sam Pfister.

Comparison:  Mr. Checchi and Mr. Pfister will continue to be primarily responsible for the day-to-day oversight and management of the New Fund.  They are well-versed in the New Fund’s investments and strategy.

Management of Other Accounts

The following table provides information regarding other accounts managed by the portfolio managers as of November 30, 2016:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Adam Checchi	1 $11,114,371	2 $8,000,000	638 $46,000,000	0	0	0
Sam Pfister	1 $11,114,371	2 $8,000,000	631 $46,000,000	0	0	0

Conflicts of Interest. Actual or apparent conflicts of interest may arise when the portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•

The management of multiple client accounts may result in the portfolio manager devoting unequal time and attention to the management of the New Fund. CCA may seek to manage such competing interests

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for the time and attention of the portfolio manager by having the portfolio manager focus on a particular investment discipline.

•

If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the New Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, CCA has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the New Fund, CCA determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), CCA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, CCA may place separate, non-simultaneous transactions for the New Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the New Fund or the other account.

•

Finally, the appearance of a conflict of interest may arise if CCA has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

CCA has adopted certain compliance procedures, which are designed to address these types of conflicts. CCA has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. CCA’s policies and procedures address trade aggregation and allocation. Typically when aggregating trades across funds and/or other accounts, the size of the trade for each fund and/or other account is determined by proportional size of the fund and/or other account and such determination is made pre-trade. Moreover, in aggregated trades each fund and/or other account receives the average share price and transaction costs are shared on a pro-rata basis. Additionally, given the nature of CCA’s investment process and the New Fund and/or other accounts, CCA’s investment management team services are typically applied collectively to the management of the New Fund and/or other accounts following the same strategy.

Compensation. CCA’s portfolio management teams are not based solely upon performance of the Funds managed by CCA. New Fund performance is not a determinative factor in compensation, as it might encourage investment decisions deviating from the New Fund's mandate. To mitigate the potential for conflict to have a team member favor one fund over another, CCA has established procedures, including policies to monitor trading and best execution for all funds and/or other accounts.  There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Existing Fund.  Each portfolio manager's compensation is based on salary and a discretionary bonus that is not tied to the performance of the Fund.  In the case of Mr. Checchi, he also receives a share of the profits of CCFA and CCA, as a beneficial owner of each firm.

New Fund.  Each portfolio manager's compensation will be based on salary and a discretionary bonus that is not tied to the performance of the Fund.  In the case of Mr. Checchi, he also receives a share of the profits of CCA and CCA, as a beneficial owner of each firm.

Disclosure of Securities Ownership.

Existing Fund.  As of November 30, 2016, the Portfolio Managers owned shares of the Existing Fund in the amounts reflected below:

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Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of November 30, 2016
Adam Checchi	over $100,000
Sam Pfister	None

New Fund.  Because the New Fund has not yet commenced operations, the Portfolio Managers do not own any shares of the New Fund.

Other Service Providers

The Funds use the same custodian, transfer agent, and distributor.  US Bancorp Fund Services, LLC, 1555 N. River Center Drive, MK-WI-S302, Milwaukee, Wisconsin 53212, serves as the Funds’ custodian. Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent ("Transfer Agent") for the Fund.  Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Broadview Heights, OH 44147 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Funds.  Following the Reorganization, these current service providers will serve the New Fund.  The CCA Investments Trust utilized David Scott as its Chief Compliance Officer.  MSS Series Trust  has appointed Brandon Pokersnik as CCO and entered into a Chief Compliance Officer Agreement with Empirical Administration.  Information about the Funds service providers can be found in the Funds’ Statement of Additional Information.

Purchase, Redemption and Pricing Of Fund Shares

Share Classes

The Existing Fund currently offers one class of shares:  Institutional Class.  The New Fund will offer one class of shares: Institutional Class. Each share of a Fund represents interest in the portfolio of investments in the Fund.

As discussed above under Fees and Expenses, the Institutional Class shares of both the New Fund and the Existing Fund are offered without an initial sales charge.  For the Existing Fund, the minimum initial and subsequent investment for Institutional Class shares is $100,000 and $100, respectively, for all accounts.  For the New Fund, the minimum initial investment is $100,000 for all accounts and the minimum subsequent investment is $100.

Investors may purchase and redeem shares of the Funds on any day that the New York Stock Exchange is open for trading.  Requests to redeem shares by written request, telephone or through a financial intermediary.  The minimum initial and subsequent investment for Institutional Class Shares is $100,000 and $100, respectively.  However, each of the Funds or their adviser may waive any minimum investment requirement at its discretion.

Each Fund prices purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received.  The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of each Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of each Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. Additional information about the purchase, redemption and pricing of the a Fund’s shares can be found in the Fund’s prospectus.

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Frequent Purchases And Redemption Of Fund Shares

The New Fund and the Existing Fund have identical policies.

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Funds discourage excessive short-term trading in Fund shares and do not intend to accommodate such trading activity by investors.  The Funds consider excessive short-term trading to be any pattern of frequent purchases and redemptions of a Fund’s shares by an investor or group of investors, acting in concert, that could interfere with the efficient management of the Fund’s portfolio or result in increased brokerage and administrative costs.  The Funds currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy”;

•

Rejecting or limiting specific purchase requests;

•

Rejecting purchase requests from certain investors; and

•

Charging a 2% redemption fee on shares sold within 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds' Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchange purchases of the Funds’ shares.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

24

The Funds and the adviser reserve the right to modify or eliminate the redemption fee at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.  The Funds and the adviser also reserve the right to waive the redemption fee for any shareholder if the circumstances warrant.

Dividends, Distributions And Taxes

Distributions and Dividend Reinvestments.  Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Funds.

Taxes.  Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above.

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Funds must distribute 90% of their taxable and tax-exempt income and diversify their holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized capital gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions received from the Funds may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held the Funds’ shares.  To the extent that underlying income of the Funds consists of qualified dividend income, income distributions received by individual shareholders of the Funds may be subject to federal income tax at the individual shareholder’s applicable tax rate for long-term capital gains.  To the extent that income distributions received by corporate shareholders of the Funds consist of dividends, the corporate shareholders may qualify for a dividends received deduction.  Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held the Funds’ shares.

Each sale or exchange of the Funds’ shares may be a taxable event.  For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale.  You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Under current law, certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” generally including dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received.  Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

25

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase either Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Existing Fund is November 30.  The fiscal year end for the New Fund will be November 30.  The Financial Highlights relating to the Existing Fund contained in the Annual Report for the fiscal year ended November 30, 2016 and in the Semi-Annual Report for the fiscal period ended May 31, 2017 are included with this Combined Information Statement/Prospectus as Exhibit B.  Because the New Fund has not yet commenced operations, no Financial Highlights for the New Fund are available at this time.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Existing Fund will be transferred to the New Fund in exchange for shares of the New Fund.  The shares of the New Fund issued to the Existing Fund will have an aggregate net asset value equal to the aggregate net asset value of the Existing Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Existing Fund of the shares of the New Fund, the Existing Fund will distribute New Fund shares to its shareholders and will be terminated as a series of the CCA Trust.

The distribution of the New Fund shares to the Existing Fund shareholders will be accomplished by opening new accounts on the books of the New Fund in the names of the Existing Fund shareholders and transferring to those shareholder accounts the shares of the New Fund.  Such newly-opened accounts on the books of New Fund will represent the respective pro rata number of shares of the New Fund that the Existing Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Existing Fund shareholder will own shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Existing Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Existing Fund shareholders in connection with their receipt of shares of the New Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Existing Fund will transfer to the New Fund all of its assets in exchange solely for shares of the New Fund.  The aggregate net asset value of the shares issued by the New Fund will be equal to the value of the assets of the Existing Fund transferred to the New Fund as of the Closing Date, as determined in accordance with the New Fund’s valuation procedures, net of the liabilities of the Existing Fund assumed by the New Fund. The Existing Fund expects to distribute the shares of the New Fund to its shareholders promptly after the Closing Date.  Thereafter, the Existing Fund will be terminated as a series of the CCA Trust.

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 The Plan of Reorganization contains customary representations, warranties, and conditions.  The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the CCA Trust or MSS determines the Reorganization is inadvisable.  The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

After the Reorganization, shareholders will be invested in a New Fund with an identical investment objective and principal investment strategies;

•

The portfolio management currently primarily responsible for managing the Existing Fund will manage the New Fund following the closing of the Reorganization;

•

Total expenses of the New Fund after the Reorganization will be identical to the current expenses of the Existing Fund;

•

The Reorganization is not expected to result in any tax consequence to the shareholders of the Existing Fund;

•

The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•

The Existing Fund shareholders will receive New Fund shares with the same aggregate net asset value as their Existing Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Existing Fund and that the interests of the shareholders of the Existing Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of the Existing Fund and the New Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").  If so, neither the Existing Fund nor its shareholders will recognize gain or loss as a result of the Reorganization.  The tax basis of the New Fund shares received will be the same as the basis of the Existing Fund shares exchanged and the holding period of the New Fund shares received will include the holding period of the Existing Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  Nevertheless, the sale of securities by the Existing Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization.  Prior to the closing of the Reorganization, the Existing Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings.  This distribution would be taxable to shareholders that are subject to tax.  Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of November 30, 2016, the Existing Fund had had short-term capital loss carryforwards, with no expiration date, of $1,615,592.

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After the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the New Fund.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Expenses of the Reorganization

The costs of the Reorganization will be borne by CCA.  The total cost of the Reorganization is expected to be approximately $10,000.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the New Fund will establish a position for each Existing Fund shareholder on the books of the New Fund containing the appropriate number of shares of the New Fund to be received in the Reorganization. No certificates for shares of the New Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization.

The following table sets forth, as of June 28, 2017: (i) the unaudited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of each class of shares of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund - Total
Institutional Class Shares	$32,648,386	None	$32,648,386	$11.62	2,808,796.185
New Fund –Proforma
	$32,648,386	None	$32,648,386	$11.62	2,808,796.185
Adjustment for Shares Outstanding
Combined Fund Proforma	$32,648,386	None	$32,648,386	$11.62	2,808,796.185

* Results may vary due to rounding

Shareholder Information.

As of the Record Date, there were 2,808,796.185 shares of the Existing Fund outstanding.  The following table indicates the dollar range of equity securities that each CCA Trust Trustee beneficially owned in the Existing Fund as of the Record Date:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Brian S. Cohen	over $100,000	over $100,000
Matthew J. Hart	over $100,000	over $100,000
Eric Fleiss	between $5,000 and $10,000	between $5,000 and $10,000
Adam Checchi	over $100,000	over $100,000

As of the Record Date, no person was known by the Existing Fund to own beneficially or of record 5% or more of any class of shares of the Existing Fund except as follows:

Existing Fund Institutional Class

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Charles Schwab & Company, Inc.	Beneficial	2,576,276.68	91.72%	91.72%
National Financial Services, LLC	Beneficial	202,736.56	7.23%	7.23%

As of the Record Date, there were no shareholders of the New Fund.

Shareholder Rights and Obligations

Each of MSS Series Trust and CCA Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Trust and MSS are each an Ohio business trust.  Under each Trust’s declaration of trust, the respective Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  The shares of each series of the Trusts have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of New Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of their shareholders. As a general matter, the New Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act.  Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of July 20, 2017, among CCA INVESTMENTS TRUST, an Ohio statutory trust, with its principal place of business at 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210 (“CCA Investments Trust”), on behalf of the CCA Aggressive Return Fund, a series of CCA Investments Trust (the “Existing Fund”); MSS SERIES TRUST, an Ohio business trust, with its principal place of business at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (“Trust”), on behalf of CCA Aggressive Return Fund, a series of the Trust (the “New Fund”); and, solely for purposes of paragraph 6, CHECCHI CAPITAL ADVISERS, LLC, adviser to the New Fund (“Advisor”) (each of CCA Investments Trust and the Trust being sometimes referred to herein as an “Investment Company,” and each of Existing Fund and New Fund is sometimes referred to herein as a “Fund”).  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund -- and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf -- shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or the Investment Company of its Obligations set forth herein.

The Trust and CCA Investments Trust wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and each of them intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will consist of Existing Fund’s changing its identity, form, and place of organization -- by converting from a series of the CCA Investments Trust to a series of the Trust -- by (1) the sale, assignment, conveyance, transfer, and delivery of all of the property and assets of the Existing Fund to the New Fund in exchange solely for (a) shares of beneficial interest (“shares”) of the New Fund, as described herein, and (b) the assumption by the New Fund of all liabilities of the Existing Fund, and (2) the subsequent distribution of those New Fund shares (which shall then constitute all of the assets of the Existing Fund) pro rata to the shareholders in exchange for their shares of the Existing Fund in complete liquidation thereof (for federal tax purposes), and (3) effectively terminating the Existing Fund, all on the terms and conditions set forth herein (collectively, the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of the trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and that the interests of the shareholders will not be diluted as a result of the Reorganization.

Existing Fund’s issued and outstanding shares are currently in one class: Institutional Class shares (“Existing Fund Shares”).  New Fund will issue and have one class of shares, Institutional class shares (“New Fund Shares”).  The rights and obligations of Existing Fund Shares and New Fund Shares are substantially similar to each other.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION AND TERMINATION

1.1  Subject to the requisite approvals of Existing Fund’s shareholders and others and the terms and conditions set forth herein, Existing Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefor, New Fund shall:

(a)

issue and deliver to Existing Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Existing Fund Shares then outstanding; and

(b)

assume all of Existing Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2  The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Existing Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Existing Fund’s books at that time.

1.3  The Liabilities shall consist of all of Existing Fund’s liabilities, debts, obligations, and duties of whatever kind and nature existing at the Effective Time, whether known or unknown, accrued or contingent, and whether or not arising in the ordinary course of business, determinable as of the Effective Time, or specifically referred to herein, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by the Advisor pursuant to paragraph 6).

1.4  At or before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.5) for the price at which they are issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Existing Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Existing Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate (which shall be treated as a complete liquidation of the Existing Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent opening accounts on New Fund’s shareholder records in the names of the Shareholders and transferring those New Fund Shares to those accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Existing Fund Shares that Shareholder holds as of the Effective Time, by class (i.e., the account for each Shareholder that holds Existing Fund Shares shall be credited with the number of full and fractional New Fund Shares due that Shareholder). The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Existing Fund Shares that Shareholder owned at the Effective Time.

1.5  Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Existing Fund’s shareholder records of the Existing Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6   This paragraph has been intentionally left blank.

1.7  Any reporting responsibility of Existing Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that New Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8  After the Effective Time, Existing Fund shall not conduct any business except in connection with its dissolution and termination.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Existing Fund shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect Existing Fund’s complete dissolution.

2.  CLOSING AND EFFECTIVE TIME

2.1  Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on August 31, 2017, or such other date agreed to by the Parties for the Closing (“Effective Time”).  The Closing shall be held at the offices of MSS Series Trust, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147, or another place as to which the Investment Companies agree.

2.2  CCA Investments Trust shall direct the custodian of Existing Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to the custodian of New Fund’s assets at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Trust shall direct its fund accounting and pricing agent to deliver at the Closing a schedule detailing the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, to be transferred by Existing Fund to New Fund accompanied by a Certificate as to the accuracy of that information.

2.3  CCA Investments Trust shall direct its transfer agent to deliver at the Closing to the Trust a Certificate verifying that Existing Fund’s shareholder records contain (a) each Shareholder’s name, address, and taxpayer identification number, (b) the number of full and fractional outstanding Existing Fund Shares, by class, that each such Shareholder owns at the Effective Time, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Existing Fund with respect to each Shareholder, all at the Effective Time.  The Trust shall direct its transfer agent to deliver, at or as soon as reasonably practicable after the Closing, (e) to the Trust, a Certificate as to the opening of accounts on New Fund’s shareholder records in the names of the Shareholders and (f) to CCA Investments Trust, a confirmation, or other evidence satisfactory to CCA Investments Trust, that the New Fund Shares to be credited to Existing Fund at the Effective Time have been credited to Existing Fund’s account on those records.

2.4  CCA Investments Trust shall direct its custodian to deliver to the Trust and Advisor, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is carried on Existing Fund’s books, at an estimated fair market value provided by an authorized pricing vendor for Existing Fund.

2.5  At the Closing, each Investment Company shall deliver, on behalf of its Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.  REPRESENTATIONS AND WARRANTIES

3.1  CCA Investments Trust, on Existing Fund’s behalf, represents and warrants to the Trust, on New Fund’s behalf, as follows:

(a)

CCA Investments Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Trust Instrument dated September 6, 2012, as amended (“CCA Investment Trust’s Declaration of Trust”), is on file with the Office of the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)

Existing Fund is a duly established and designated series of CCA Investments Trust;

(c)

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the CCA Investment Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of CCA Investments Trust, with respect to Existing Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)

At the Effective Time, CCA Investments Trust, on behalf of the Existing Fund, will have good and marketable title to the Assets for Existing Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except encumbrances on securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)

CCA Investments Trust, with respect to Existing Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, CCA Investment Trust’s Declaration of Trust, or its By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which CCA Investments Trust, on Existing Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which CCA Investments Trust, on Existing Fund’s behalf, is a party or by which it is bound;

(f)

At or before the Effective Time, either (1) all material contracts and other commitments of Existing Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Existing Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights the Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to CCA Investments Trust’s knowledge, threatened against CCA Investments Trust, with respect to Existing Fund or any of its properties or assets attributable or allocable to Existing Fund, that, if adversely determined, would materially and adversely affect Existing Fund’s financial condition or the conduct of its business; and CCA Investments Trust, on Existing Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Existing Fund’s business or CCA Investments Trust’s ability to consummate the transactions contemplated hereby;

(h)

Existing Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended November 30, 2016, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Existing Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended, and there are no known contingent liabilities of Existing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)

Since November 30, 2016, there has not been any material adverse change in Existing Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Existing Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Existing Fund Share due to declines in market values of securities Existing Fund holds, the discharge of Existing Fund liabilities, or the redemption of Existing Fund Shares by its shareholders shall not constitute a material adverse change;

(j)

All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Existing Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Existing Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)

Existing Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Existing Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Existing Fund has elected to be, and for each taxable year of its operation (including its current taxable year) has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification and treatment as, a “regulated investment company” (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Existing Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Existing Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)

All issued and outstanding Existing Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by CCA Investments Trust [and have been offered and sold in every state and the District of Columbia] in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Existing Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Existing Fund’s shareholder records, as provided in paragraph 2.3; and Existing Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Existing Fund Shares, nor are there outstanding any securities convertible into any Existing Fund Shares;

(m)

Existing Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)

 Existing Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)

Not more than 25% of the value of Existing Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Existing Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(p)

Existing Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)

The information to be furnished by CCA Investments Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a)) will, at the Effective Time, with respect to information furnished by CCA Investments Trust, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)

The CCA Investments Trust’s Declaration of Trust permits CCA Investments Trust to vary its shareholders’ investment; CCA Investments Trust does not have a fixed pool of assets; each series thereof (including Existing Fund) is a managed portfolio of securities; and CCA has the authority to buy and sell securities for Existing Fund;

(s)

Existing Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to the Trust; and

(t)

The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2  The Trust, on New Fund’s behalf, represents and warrants to CCA Investments Trust, on Existing Fund’s behalf, as follows:

(a)

The Trust (1) is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Agreement and Declaration of Trust, dated July 12, 2006, as most recently amended on November 28, 2016. (“Trust’s Declaration of Trust”), is on file with the Office of the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)

As of the Effective Time, New Fund will be a duly established and designated series of the Trust; and New Fund has not commenced operations and will not do so until after the Closing;

(c)

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)

Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares. All of the New Fund Shares to be issued and delivered to the Trust, for the account of the Shareholders, pursuant to this Agreement, will on the Closing have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued New Fund Shares and be fully paid and non-assessable by the Trust;

(e)

No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)

The Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, the Trust’s Declaration of Trust, or its By-Laws, or any Undertaking to which the Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and the Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(h)

New Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a trust, for federal tax purposes and either will elect the latter classification by filing Form 8832 with the IRS or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; New Fund will be an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; New Fund will meet the requirements of Part I of Subchapter M for qualification as a RIC, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;

(i)

There is no plan or intention for New Fund to be dissolved or merged into another business trust or a statutory trust or corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j)

Assuming the truthfulness and correctness of CCA Investments Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k)

Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l)

The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(m)

The Trust’s Declaration of Trust permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets; each series thereof is (and New Fund, on commencement of its operations, will be) a managed portfolio of securities; and Advisor, will have the authority to buy and sell securities for the New Fund.

3.3  CCA Investments Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, respectively, hereby further represent and warrant to each other as follows:

(a)

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) the Trust’s filing with the Commission of a Combined Information Statement/Prospectus (and related documents) on Form N-14 relating to the Reorganization and the New Fund Shares issuable hereunder, and any supplement or amendment thereto, (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)

The fair market value of the New Fund Shares each Shareholder receives will be equal to the fair market value of its Existing Fund Shares it actually or constructively surrenders in exchange therefor;

(c)

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)

The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject; and the value of Existing Fund’s net assets will equal (1) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and Existing Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing, using the valuation procedures set forth in CCA Investments Trust’s then-current prospectus and statement of additional information for Existing Fund and valuation procedures established by CCA Investments Trust’s Board, less (2) the amount of the Liabilities at that time, with the computation of all such amounts being made by or under the direction of Mutual Shareholder Services, LLC or, in the case of securities subject to fair valuation, in accordance with those valuation procedures;

(e)

None of the compensation received by any Shareholder who or that is an employee of or service provider to Existing Fund will be separate consideration for, or allocable to, any of the Existing Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)

No expenses incurred by Existing Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Advisor, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Existing Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(g)

There will be no dissenters to the Reorganization under the applicable provisions of Ohio Law, and New Fund will not pay cash in lieu of fractional New Fund Shares in connection with the Reorganization;

(h)

The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

(i)

The principal purpose of New Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

4.  COVENANTS

4.1  The Trust and CCA Investments Trust each covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2  The Trust and CCA Investments Trust each covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3  The Trust and CCA Investments Trust each covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) the, on New Fund’s behalf, title to and possession of all the Assets, and (b) CCA Investments Trust, on Existing Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4  The Trust and CCA Investments Trust each covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.5  Subject to this Agreement, the Trust and CCA Investments Trust each covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.  CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1  This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust’s Board, on behalf of New Fund, and by the CCA Investments Trust’s Board, on behalf of Existing Fund;

5.2  All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby.  The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3  At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4  The Investment Companies shall have received an opinion of Thompson Hine LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (which, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if requested, addressed to it.  The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions mentioned therein and conditioned on those representations and warranties’ being true and complete as of the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) – for federal income tax purposes:

(a)

New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Existing Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Existing Fund Shares and in complete liquidation of Existing Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b)

Existing Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Existing Fund Shares;

(c)

New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)

New Fund’s basis in each Asset will be the same as Existing Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Existing Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)

A Shareholder will recognize no gain or loss on the exchange of all its Existing Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)

A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Existing Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Existing Fund Shares, provided the Shareholder holds them as capital assets as of the Effective Time; and

(g)

The New Fund will succeed to and take into account the items of the Existing Fund described in section 381(c), subject to the conditions and limitations specified in sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding: (i) whether either the Existing Fund or the New Fund qualifies or will qualify as a RIC; (ii) the federal income tax consequences of the payment of Reorganization expenses by Advisor and CCA, except in relation to the qualification of the transfer of the Assets to the New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the liabilities, and the distribution of those New Fund Shares to the Shareholders, as a reorganization under section 368(a); (iii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Shareholder that is a foreign person; (iv) the effect of the Reorganization on the Existing Fund with respect to any Asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under section 1256); (v) the effect of the Reorganization on any Shareholder that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Existing Fund will be required to be recognized as ordinary income under section 1276 as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of section 1297(a)); and (viii) any state, local or foreign tax consequences of the Reorganization.

5.5  Before the Closing, the Trust’s Board shall have authorized the issuance of, and the Trust shall have issued, one New Fund Share of each class (“Initial Shares”) to the Advisor or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines) apiece, to take whatever action it may be required to take as New Fund’s sole shareholder pursuant to paragraph 5.6;

5.6  The Trust shall have entered into, or adopted, as appropriate, an investment management agreement and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such agreement and plan shall have been approved by the Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Advisor or its affiliate as New Fund’s sole shareholder; and

5.7  At any time before the Closing, the Trust or CCA Investments Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2, 5.3, and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.  EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), CCA shall bear the entirety of the total Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Existing Fund’s prospectus supplements and the N-14, and printing and distributing New Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities, and (4) any and all incremental Blue Sky fees.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.  ENTIRE AGREEMENT; NO SURVIVAL

CCA Investments Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, have not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of CCA Investments Trust, on behalf of the Existing Fund, and the Trust on behalf of the New Fund.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.  TERMINATION

This Agreement may be terminated at any time at or before the Closing by the Investment Companies’ mutual agreement or by resolution of either the CCA Investments Trust’s Board, on behalf of the Existing Fund, or the Trust’s Board, on behalf of the New Fund, (a) if circumstances should develop that, in the opinion of that Board, make proceeding with this Agreement inadvisable with respect to its Fund, (b) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (c) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (d) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (e) if the Closing has not occurred on or about August 31, 2017, or such other date as to which the Investment Companies agree. Any such termination resolution will be effective when made. In the event of termination by mutual agreement or pursuant to clauses (d) or (e), neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.  AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of the Existing Fund, and of the Trust, on behalf of the New Fund.

10.  SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.  MISCELLANEOUS

11.1  This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2  Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on New Fund’s behalf, or CCA Investments Trust, on Existing Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3  Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund that is a series thereof but are only binding on and enforceable against its property attributable to and held for the benefit of such Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4   This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by CCA Investments Trust, on behalf of Existing Fund, and the Trust, on behalf of New Fund.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signature Page to Follow]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

CCA INVESTMENTS TRUST, on behalf of its series, CCA AGGRESSIVE RETURN FUND

By: /s Adam D. Checchi

Name: Adam D. Checchi

Title:  President

MSS SERIES TRUST, on behalf of its series, CCA AGGRESSIVE RETURN FUND

By:  /s/ Gregory Getts

Name: Gregory Getts

Title:  President

For purposes of paragraph 6 only:

CHECCHI CAPITAL ADVISERS, LLC

By: /s/ Adam D. Checchi

Name:  Adam D. Checchi

Title: Managing Director

EXHIBIT B - FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Existing Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in the Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended through November 30 has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm.  It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to shareholders and incorporated by reference into the Statement of Additional Information. The information for the six months ended May 31, 2017 has not been audited, but is included in the Fund’s Semi-Annual Report to shareholders and incorporated by reference into the Statement of Additional Information.  This should be read in conjunction with those financial statements.  The Annual Report and Semi-Annual Report are also available upon request and without charge by calling 1-800-595-4866.

CCA Aggressive Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended		Year Ended					Period Ended
	5/31/2017		11/30/2016	11/30/2015		11/30/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.31		$ 9.94	$ 11.72		$ 11.46		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06		0.02	0.11		0.21		0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	1.16		0.45	(1.72)	(f)	0.44	(f)	1.39	(f)
Total from Investment Operations	1.22		0.47	(1.61)		0.65		1.46

Distributions:
Net Investment Income	(0.04)		(0.10)	(0.17)		(0.05)		-
Net Realized Gains	-		-	-		(0.34)		-
Total from Distributions	(0.04)		(0.10)	(0.17)		(0.39)		-

Redemption Fees	-	†	-	-		-	†	-	†

Net Asset Value, at End of Period	$ 11.48		$ 10.31	$ 9.94		$ 11.72		$ 11.46

Total Return **	11.82%	(b)	4.83%	(13.92)%		5.73%		14.60%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 32,261		$ 20,859	$ 20,475		$ 21,929		$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.62%	(c)	1.63%	1.63%		1.99%		2.99%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.30%	(c)	(0.48)%	0.23%		0.71%		(1.38)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	(c)	0.90%	0.90%		0.90%		0.90%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.02%	(c)	0.24%	0.96%		1.80%		0.71%	(c)
Portfolio Turnover	172%	(b)	520%	457%		352%		370%	(b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

B-1

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

B-2

STATEMENT OF ADDITIONAL INFORMATION

August 21, 2017

FOR THE REORGANIZATION OF

CCA AGGRESSIVE RETURN FUND

a series of CCA Investments Trust

IN EXCHANGE FOR SHARES OF

CCA AGGRESSIVE RETURN FUND

a series of MSS Series Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-800-287- 9820

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated August 21, 2017 (the “Combined Prospectus/Information Statement”) for the CCA Aggressive Return Fund, a series of CCA Investments Trust (the "Existing Fund") and CCA Aggressive Return Fund, a series of MSS Series Trust (the “New Fund”).  Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to MSS Series Trust at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or calling 1-800-287- 9820.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

INFORMATION INCORPORATED BY REFERENCE

Further information about the Existing Fund is contained in the following documents, which are incorporated herein by reference:

•

the Statement of Additional Information for CCA Investments Trust dated March 29, 2017, as supplemented May 19, 2017;

•

The audited financial statements and related independent registered public accountants' report for CCA Investments Trust contained in the Annual Report to Shareholders for the fiscal year ended November 30, 2016; and

•

the Semi-Annual Report to Shareholders for the Existing Fund for the fiscal period ended May 31, 2017, which includes unaudited financial statements for the Existing Fund.

Copies of the foregoing documents are available upon request and without charge by calling 1-800-595-4866.

The Statement of Additional Information for the New Fund is not yet effective and is subject to completion. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

i

INTRODUCTION

The proposed transaction will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

Under the Reorganization, the Existing Fund is proposed to be reorganized into the New Fund.

Pro forma financial information has not been prepared for the Reorganization because the Existing Fund will be reorganized into the newly-organized New Fund, a newly-created series of MSS Series Trust, which does not have assets or liabilities.  The New Fund will commence investment operations upon completion of the Reorganization and continue the operations of the Existing Fund.

The information that follows constitutes the Statement of Additional Information for MSS Series Trust and the New Fund.

i

i

DESCRIPTION OF THE TRUST AND THE FUND

The Fund, as the Predecessor Fund, was organized as a diversified series of CCA Investments Trust on September 6, 2012 and commenced operations on December 26, 2012.  On August 31, 2017 the Fund was will be reorganized into the MSS Series Trust.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and Fallen Angels Income Fund are the only two series currently authorized by the Trustees.  The Fund is a diversified fund; this is a fundamental policy and will not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  The investment adviser to the Fund is Checchi Capital Advisers, LLC ("CCA" or "Adviser").

The Fund does not issue share certificates.  All shares are held in non-certificated form registered on the books of each Fund and the transfer agent for the account of the shareholder.  The Fund currently offers one class of shares -  Institutional Class shares.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a declaration in writing signed by shareholders holding not less than two-thirds of the shares then outstanding.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of each fund have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.  All shares of a fund are subject to involuntary redemption if the Trustees determine to liquidate the fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see "How to Purchase Shares" and "How to Redeem Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see "How to Purchase Shares" and "How Shares are Priced" in the Prospectus and "Pricing of Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISKS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus.  This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques the Fund may use, as described in the risk/return summary in the Prospectus.  Additional non-principal strategies and risks are also discussed below.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Fund may invest in closed-end investment companies.  Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Fund may invest in both investment grade or below investment grade, secured and unsecured, corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to a Fund.

Depositary Receipts

The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").  ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, they continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.  ADRs, EDRs and GDRs may be sponsored or unsponsored.  The issuer of a sponsored receipt typically bears certain expenses of maintaining the depositary receipt facility.  Unsponsored receipts are established without the participation of the issuer.  Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.  Holders of unsponsored receipts generally bear all the costs of the depositary receipt facility.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange-Traded Funds

The Fund may invest in a range of exchange-traded funds ("ETFs").  ETFs may include, but are not limited to, Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50.  Additionally, the Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index").  SPDRs trade on the New York Stock Exchange ("NYSE") under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A Mid Cap SPDR is similar to a SPDR except that it tracks the performance of the S&P Mid Cap 400 Index and trades on the NYSE under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust's shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. ("Barclays").  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Barclays U.S. Aggregate Index and the Barclays 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly-traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Barclays bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in investment companies, see "Investments in Other Investment Companies" below.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of their respective shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a fund's Adviser believes it is in the fund's interest to do so.  A fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believes that, in the event of the termination of an underlying ETF the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Fund invests in a sector product, the Fund will be subject to the risks associated with that sector.

Foreign Securities

The Fund intends to invest in foreign securities which may be traded in foreign securities markets or trading in domestic markets through an American Depositary Receipt (ADR) (as described above). Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty  in  enforcing  contractual obligations,  delays  in  settlement  of securities transactions and  greater  price  volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Foreign Government Debt Securities

Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations.  The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of a Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers.  In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments or principal and interest and declared moratoria on the payment of principal and interest of their sovereign debt.  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts.  Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

High Yield Securities

The Fund may invest in high yield securities.  High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss.  These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments. The Fund also may incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes.  The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties.  It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower-rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.

Liquidity.  There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

Credit Quality.  Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation.  Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high-yield, high-risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower-rated securities.

High-yield, high-risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less-developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.  The Fund may hold such common stock and other securities even if they do not invest in such securities.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Foreign securities that are freely-tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority ("FINRA").

Under guidelines adopted by the Trust's Board, the Fund's adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (a) is not traded flat or in default as to principal and interest, and (b) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Leverage

The Fund may utilize leverage or invest in leveraged underlying funds.  Borrowing magnifies the potential for gain or loss of a fund, and therefore increases the possibility of a fluctuation in the Fund's net asset value ("NAV").  This is the speculative factor known as leverage.  Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, a Fund's NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value.  Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a fund compared with what it would have been without borrowing.

Master Limited Partnerships

The Fund may invest in Master Limited Partnerships ("MLPs").  MLP investments will be focused in the energy sector.  An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.  Additional risks include the following.  A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.  To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.  Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs.  Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs.

MLPs are also subject to risks that are specific to the industry they serve.  MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

As a partnership, an MLP has no tax liability at the entity level.  If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund's shares.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government -related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC.  FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets.  The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Fund, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.  These payment caps may result in negative amortization.  The value of mortgage securities in which the Fund may invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans.  Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund may invest to be shorter than the maturities stated in the underlying mortgages.

Municipal Securities

The Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Although the interest earned on many municipal securities is exempt from federal income tax, the Fund may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Options

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. The ability of the Fund to successfully utilize options will depend on the adviser's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

The Fund may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Fund's custodian consisting of liquid securities or liquid debt obligations equal to the market value of the option, marked to market daily.  When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, the Fund deposits cash or liquid securities in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Fund maintains the segregated account so long as it is obligated as the seller. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund.  The Fund's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

The Fund may write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective.  The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Real Estate Investment Trusts ("REITs")

The Fund may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

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limited financial resources;

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infrequent or limited trading;

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more abrupt or erratic price movements than larger company securities; and

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in addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

The Fund may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.  The Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Fund may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund may enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by the Fund under the 1940 Act.  At the time a Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund's investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of a Fund's commitment to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

Short Sales

The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other liquid securities in an amount at least equal to (i) the current market value of the security sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.  There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Structured Notes, Bonds and Debentures

The Fund may invest in structured notes, bonds and debentures.  Typically, the value of the principal and/or interest on these instrument sis determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's entire investment.  The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple.  Consequently, structured securities may entail a greater degree or market risk and volatility than other types of debt obligations.

Underlying Funds

The Fund may also invest in exchange traded funds ("ETFs"), other mutual funds, or closed end funds (collectively "Underlying Funds").  Investments in Underlying Funds involve duplication of investment advisory fees and certain other expenses.  In addition, because certain Underlying Funds are listed on national stock exchanges and are traded like equity securities listed on an exchange, their shares potentially may trade at a discount or a premium.  Investments in Underlying Funds may also be subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

U.S. Government Securities

The Fund may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Fund's investments in U.S. Government securities may include agency step-up obligations.  These obligations are structured with a coupon rate that "steps-up" periodically over the life of the obligation.  Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option.  Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment.  Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation.  However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate.  If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest.  As a result, these obligations may expose the Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time.  The risk in investing in warrants is that the Adviser might miscalculate their value, resulting in a loss to the Fund.  Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Fund's custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of the Fund's investment objective. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Adviser to manage them may be affected in the event a Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the

Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Portfolio Turnover

The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental") (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund).  As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of:  (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not underwrite securities of other issuers, except  to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

4.  Real Estate.  The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act, or unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing, selling  and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except as permitted by the SEC.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities, or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.  Illiquid Investments.  The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this SAI, the Fund and Fallen Angels Income Fund are the only series in the "Fund Complex."  The Board will generally meet four times a year to review the progress and status of the Fund.

Board Leadership Structure

The Trust is led by Gregory B. Getts, who has served as the Chairman of the Board since December 2016.  Mr. Getts is an "interested person" as defined in the Investment Company Act of 1940, as amended, by virtue of his controlling interest in Arbor Court Capital, LLC (the Fund's distributor) and his status as an officer of the Trust.  The Board of Trustees is comprised of Mr. Getts and two other Trustees, none of whom are an interested person ("Independent Trustees").  The Independent Trustees have not selected a Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's practice, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and the Fund shareholders because of the Board's collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Getts and two Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee's communications with the independent registered public accounting firm.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Dr. Gregory B. Getts – Interested Trustee - Dr. Getts is the owner/President of MSS, a status held since 1999.  MSS provides transfer agency and accounting services to mutual funds.  Since 2012, Dr. Getts has been the owner of Arbor Court Capital, LLC, which is a mutual fund distributor.  Dr. Getts earned his Master and Ph.D. in operations research from Case Western Reserve University.  Dr. Getts worked in the mutual fund industry since approximately 1980, and has extensive knowledge and expertise in the industry.  He pioneered his way in the industry by writing computer software for transfer agent and accounting services that MSS currently uses in its operations.  Dr. Getts has been published three times in regards to portfolio risk management and planning.  He also developed a PC game for stock and option simulation that was published by Addison-Wesley.  Dr. Getts holds Series 7, 23, 24, 27, and 63 designations.

Paul K. Rode Esq. – Independent Trustee – Mr. Rode is a 2003 graduate of Wittenberg University with a B.A. in political science, and a 2006 graduate of Cleveland-Marshall College of Law with a J.D.  Mr. Rode was admitted to the State Bar of Ohio in 2006, as well as the Northern District Federal Court of Ohio.  He belongs to the Ohio State Bar Association, and has been employed at Keith D. Weiner & Assoc. Co. L.P.A. since September 2005.  He primarily practices as a litigator and primary brief-writer in the collections department.  Mr. Rode is very knowledgeable and experienced in contract law.  His contact knowledge is valuable as the Trust enters into and renews various service provider contracts annually.  He would also provide great value in the event the Trust finds itself having to enforce or interpret a contract.

Michael Young – Independent Trustee – Mr. Young is a former Senior Federal Security Director that retired from federal service after 41.5 years and is currently a Practitioner/Consultant for the Department of

Homeland Security.  Mr. Young spent 26 years with the United States Secret Service, and worked in investigative and protective divisions, both domestic and foreign.  Mr. Young is a graduate of Temple University with a degree in Industrial Management, where he was a Distinguished Military Graduate and received a Regular Army Commission as a 2nd Lieutenant upon entering Active Duty. He served with the 1st Air Cavalry Division for four years in various assignments to include small unit and reconnaissance operations, Division Counterintelligence Operations Officer and Tactical Intelligence Officer. He is a graduate of the U.S. Army Infantry, Ranger and Airborne Schools along with the Army's Tactical and Counterintelligence Schools at Fort Huachuca.  Mr. Young is very experienced with setting up efficient and technical operations.  His risk management skills will assist the Trust in the continual development of internal controls and processes, as well as asset oversight.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	2	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	2	None

1The "Fund Complex" consists of the MSS Series Trust.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	2	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President/owner of the Fund's distributor.

2The "Fund Complex" consists of the MSS Series Trust.

The Trust's audit committee consists of Paul Rode and Michael Young.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund's independent auditors and the full Board of Trustees.  None of the audit committee members are "Interested" as defined in the Investment Company Act of 1940, as amended.  During the year ended November 30, 2016, the Audit Committee held two meetings.

The table below details the amount of compensation payable by the Trust to the previously-serving and currently-serving Trustees for the fiscal year ended November 30, 2016. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex[2] Paid to Directors
Adam D. Checchi[3]	none	none	none	none
Brian S. Cohen[3]	$5,000	none	none	$5,000
Matthew J. Hart[3]	$5,000	none	none	$5,000
Eric Fleiss[3]	$5,000	none	none	$5,000
Gregory B. Getts	none	none	none	none
Paul Rode	$600	none	none	$600
Michael Young	$600	none	none	$600

1 As of October 2016, each non-interested Trustee receives $300 per quarterly meeting attended, per fund.

2 The Trust is comprised of the Fallen Angels Income Fund and the CCA Aggressive Return Fund.

3 Previously-serving Trustee.

As of December 31, 2016, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities in the CCA Aggressive Return Fund	Aggregate Dollar Range of Securities In Trust
Gregory B. Getts	None	None
Paul Rode	None	None
Michael Young	None	None

Trustee and Management Ownership

As of December 31, 2016, the Trustees and Officers of the Trust, as a group, owned 0% of the shares of the CCA Aggressive Return Fund.

CODE OF ETHICS

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Trust, Distributor, the Adviser have each adopted a Code of Ethics and procedures for implementing the provisions of their respective Code.  The personnel of the Trust, the Adviser is subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of [July 20, 2017] the following shareholders of record owned 5% or more of the outstanding shares of a Fund:

CCA Aggressive Return Fund – Institutional Class

Name and Address of Owner	Percent (%) of Class
CHARLES SCHWAB & CO. INC. for the benefit of certain beneficial owners 211 MAIN STREET SAN FRANCISCO, CA 94105	91.86%
NFS, LLC for the benefit of certain beneficial owners 200 LIBERTY STREET NEW YORK, NY 10281	7.10%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Trustees selected Checchi Capital Advisers, LLC ("CCA") as the investment adviser to the Fund.  Adam D. Checchi beneficially owns more than 25% of the Adviser and is deemed to control the Adviser.

Subject to the supervision and direction of the Trustees, the Adviser oversees the Fund's securities and investments to be sure they are made in accordance with the Fund's stated investment objectives and policies.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser.  Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets.  Prior to the reorganization of the Fund on August 31, 2017, an affiliate of the Adviser, Checchi Capital Fund Advisers, LLC (the "Prior Adviser"), served as investment adviser to the Fund and the Adviser served as sub-adviser.  During the fiscal year ended November 30, 2014 the Fund accrued $130,858 in advisory fees payable to the Prior Adviser, but the Prior Adviser waived advisory fees and reimbursed expenses of the Fund of an additional $73,712.  During the fiscal year ended November 30, 2015 the Fund accrued $167,029 in advisory fees in advisory fees payable to the Prior Adviser, of which the Prior Adviser waived $162,426.  During the fiscal year ended November 30, 2016, the Fund accrued $158,090 in advisory fees payable to the Prior Adviser, of which the Prior Adviser waived $153,101.

Pursuant to a sub-advisory agreement between the Prior Adviser and the Adviser, the Adviser as sub-adviser receives an annual sub-advisory fee on the Fund's average daily net assets equal to 0.25%.  The Adviser, then as sub-adviser, was paid by the Prior Adviser, not the Fund.  During the fiscal year ended November 30, 2014, the Adviser, as sub-adviser, received $39,194; during the fiscal year ended November 30, 2015, the Adviser, as sub-adviser, received $53,131; and during the fiscal year ended November 30, 2016, the Adviser, as sub-adviser, received $54,278 with respect to the Fund.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund's then current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on June 5, 2017.

Expenses not expressly assumed by CCA under the Management Agreement or an expense limitation agreement described below are paid by the Fund. Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Fund and of pricing the Fund's shares, (d) fees and expenses of the shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Fund, (e) the charges and expenses of legal counsel and independent accountants for the Fund, (f) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (g) all taxes and corporate fees payable by the Fund to governmental agencies, (h) expenses incurred directly or indirectly in connection with the sale or distribution of the Fund's shares that the Fund is authorized to pay pursuant to Rule 12b-1, (i) the cost of share certificates representing shares of the Fund, (j) the cost of fidelity and liability insurance, (k) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (l) all expenses of shareholders and Trustees' meetings (including travel expenses of Trustees and officers of the Fund who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (m) the Fund's share of the Trust's organizational expenses and (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through August 31, 2018, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class of the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.

The Management Agreement continues in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

Portfolio Managers

Adam Checchi and Samuel Pfister are the portfolio managers responsible for the day-to-day management of the Fund.  As of November 30, 2016, Mr. Checchi was responsible for the management of the following other types of accounts for CCA (other than the Fund):

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$11,114,371	0	0
Other Pooled Investment Vehicles	2	$8,000,000	0	0
Other Accounts	638	$46,000,000	0	0

As of November 30, 2016, Mr. Pfister was responsible for the management of the following other types of accounts for CCA (other than the Fund):

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$11,114,371	0	0
Other Pooled Investment Vehicles	2	$8,000,000	0	0

Other Accounts	631	$46,000,000	0	0

Conflicts of Interest

As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients.  These accounts include the Fund and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund.  In those instances, the portfolio managers may have an incentive to favor the higher fee account over the Fund.  The Adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, the Adviser utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Each portfolio manager's compensation is based on salary and a discretionary bonus that is not tied to the performance of the Fund.  In the case of Mr. Checchi, he also receives a share of the profits of the Adviser, as a beneficial owner of the firm.

Distributor

Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Broadview Heights, OH 44147 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, each state's securities laws and is a member of FINRA. The offering of the Fund's shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

The Underwriting Agreement provides that, unless sooner terminated, it shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from the Fund during the fiscal year ended November 30, 2016:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
CCA Aggressive Return Fund	$0	$0	$0	$0

Custodian

US Bancorp Fund Services, LLC, 1555 N. River Center Drive, MK-WI-S302, Milwaukee, Wisconsin 53212, serves as the Fund's custodian ("Custodian").  The Custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC ("MSS"), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent ("Transfer Agent") for the Fund.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant ("Fund Accounting Agent"), MSS receives an annual fee from the Trust based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $22,200, from $25 million to $50 million in assets the annual fee is $31,700, from $50 million to $75 million in assets the annual fee is $37,450, from $75 million to $100 million in assets the annual fee is $43,200, from $100 million to $125 million in assets the annual fee is $48,950, from $125 million to $150 million in assets the annual fee is $54,700, from $150 million to $200 million in assets the annual fee is $60,450, from $200 million to $300 million in assets the annual fee is $60,450 plus .01% on assets greater than $200 million and for assets above $300 million the annual fee is $70,450 plus .005% on assets greater than $300 million.  The Trust will receive a discount ranging from 10% to 50% depending on the net assets of each Fund until the Trust reaches $10 million in assets.  Empirical Administration, LLC, an affiliate of MSS, also provides asset and income diversification testing, preparation of board materials and meeting minutes for an additional $600 per month.  During the fiscal year ended November 30, 2014, the Fund as Predecessor Fund paid MSS $43,555.  During the fiscal year ended November 30, 2015, the Fund as Predecessor Fund paid MSS $41,260. During the fiscal year ended November 30, 2016, the Fund as Predecessor Fund paid MSS $41,200.

Independent Registered Public Accounting Firm

The firm of BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, has been selected as independent registered public accounting firm for the Fund's for the fiscal year ending November 30, 2017.  BBD, LLP will perform an annual audit of the Fund's financial statements and provides financial, tax and accounting services as requested.

Legal Counsel

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, OH  43215, serves as the Trust's legal counsel.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser, is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.  For the fiscal year ended November 30, 2014, the CCA Aggressive Return Fund paid $45,344.  For the fiscal year ended November 30, 2015, the CCA Aggressive Return Fund paid $57,734.  For the fiscal year ended November 30, 2016, CCA Aggressive Return Fund paid $59,197.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in the annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Fund may also, from time to time, list the Fund's top ten holdings on its website.  The Fund may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Fund.  Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.  The Fund currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Distributor, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund.  The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.  The Fund discloses portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Distributor, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or special basis must  submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund's shareholders, (ii) the information will be kept confidential (based on the factors discussed below),  (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser and any affiliated persons of the Adviser is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings.  The Fund's Chief Compliance Officer monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  "Conditions of Confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Fund's Adviser, Distributor, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund's portfolio holdings and the duty not to trade on the non-public information.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund's portfolio holdings and will provide sufficient protection against personal trading based on the information.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Transfer Agent has established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Investors may purchase Fund shares after receipt of a current prospectus and by filling out and submitting an application supplied by the Fund.  You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of the Fund.  Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share or offering price (NAV plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

You may buy shares on any "business day."  Business days are Monday through Friday, other than days the NYSE is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder's shares in a Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a)

when the NYSE is closed, other than customary weekend and holiday closings;

(b)

when trading on that exchange is restricted for any reason;

(c)

when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)

when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The redemption price is the NAV next determined after notice is received by the Fund for redemption of shares, minus the amount of any applicable redemption fee. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the NAV at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

The Fund may purchase shares of ETFs/Underlying Funds which charge a redemption fee to shareholders (such as the Fund) that redeem shares of the Underlying Fund within a certain period of time (such as one year). The fee is payable to the Underlying Fund. Accordingly, if the Fund were to invest in an Underlying Fund and incur a redemption fee as a result of redeeming shares in such Underlying Fund, the Fund would bear such redemption fee. The Fund will not, however, invest in shares of an Underlying Fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption Fee/Market Timing

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund's shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Fund's transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund.  A 2.00% fee will be assessed against investment proceeds withdrawn within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied uniformly in all cases.

While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called "omnibus accounts" include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

o

redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

o

certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

o

redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

o

redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Fund's systematic withdrawal plan;

o

involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or

o

other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Fund's or the Adviser's Chief Compliance Officer.

Pricing of Shares

The NAV of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.  For a description of the methods used to determine the net asset value, see "How Shares Are Priced" in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN KIND

The Fund does not intend to redeem shares in any form except cash.  The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the 90-day period).  The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund's NAV.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.  Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.  As of November 30, 2016, the CCA Aggressive Return Fund had short-term capital loss carryforwards, with no expiration date, of $1,615,592.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time their distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund defer losses to the Fund cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a  "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether they receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser or its designee.  The Adviser or its designee will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser or its designee may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or its designee or an affiliated person of the Adviser or its designee.  In such a case, the Trust's policy requires that the Adviser or its designee abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Adviser or its designee shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser's proxy voting policies.  The Board of Trustees shall make the proxy voting decision that, in its judgment, after reviewing the recommendation of the Adviser or its designee, is most consistent with the Adviser's or its designee's proxy voting policies and in the best interests of Fund's shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.  A summary of the Adviser's proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-595-4866.  The information also will be available on the SEC's website at www.sec.gov.  In addition, a copy of the Trust's proxy voting policies and procedures are also available by calling 1-800-595-4866 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report of the Fund for the fiscal year ended November 30, 2016.  The unaudited financial statements required to be included in the SAI are hereby incorporated by reference to the Semi-Annual Report of the Fund for the semi-annual period ended May 31, 2017. You can obtain a copy of the Semi-Annual Report and Annual Report without charge by calling the Fund at 1-800-595-4866.

Appendix A

PROXY VOTING POLICY OF THE ADVISER

The Board of Trustees has adopted proxy voting procedures that delegate to the Adviser of the Fund (Checchi Capital Advisers, LLC) the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized Checchi Capital Advisers, LLC to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Fund's behalf.  The Trust's proxy voting procedures provide that, in the event of a conflict between the interests of Checchi Capital Advisers, LLC and the Fund with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.

Checchi Capital Advisers, LLC, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Fund's principal underwriter or any affiliated person of the Fund, are made consistent with Checchi Capital Advisers, LLC's fiduciary duty to the Fund and its shareholders.

Checchi Capital Advisers, LLC votes proxies in a manner designed to maximize the value of the Fund's investment.  Checchi Capital Advisers, LLC generally votes in accordance with management's recommendations.  If Checchi Capital Advisers, LLC believes management is not acting on behalf of the best interests of the Fund and its shareholders, Checchi Capital Advisers, LLC will not vote with management.  When voting, the following factors are taken into consideration:

•

the period of time over which the voting shares of the Fund are expected to be held;

•

the size of the position;

•

the costs involved in the proxy proposal;

•

the existing governance documents of the affected company; and

•

the affected company's management and operations.

For investments made by the Fund in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Fund must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-595-4866 and by accessing the SEC's website at www.sec.gov.  The Fund will send a description of their proxy voting policies and procedures within three business days of receipt of a request.

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Part C

Other Information

ITEM 15.  Indemnification

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   Exhibits

(1)   Declaration of Trust.  (i) Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 12, 2006.

(ii) Amendment No.1 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(ii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(iii) Amendment No. 2 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(iii) to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on June 11, 2007.

(iv) Amendment No. 3 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(iv) to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2008.

(v) Amendment No. 4 to the Registrant’s Declaration of Trust is filed herewith.

.

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(2)  By-laws. Registrant’s By-Laws are hereby incorporated by reference to Exhibit 23(b) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 12, 2006.

(3)   Not applicable.

(4)   Plan of Reorganization, dated July 20, 2017, is included as Exhibit A.

(5)   Instruments Defining Rights of Security Holders. None (other than the Declaration of Trust and By-laws of Registrant).

(6)   Management Agreements.

(i)	The form of Management Agreement between the Trust on behalf of the CCA Aggressive Return Fund and the Adviser is filed herewith.
(ii)	The form of Expense Limitation Agreement between the Adviser and the Trust on behalf of the CCA Aggressive Return Fund, is filed herewith.

(7)(a)  The form of Tri-Party Agreement for Distribution Services among the Trust, CCA, and Arbor Court Capital, is filed herewith.

(8) None

(9)(a)  The form of Custody Agreement with US Bancorp Fund Services, LLC is filed herewith.

(10) Rule 12b-1 Plan.  None.

(11) Opinion and Consent of Thompson Hine LLP is filed herewith.

(12) Form of Tax Opinion and Consent of Thompson Hine LLP is filed herewith.

(13)  Other Material Agreements.

 (i) The form of Transfer Agent Agreement with Mutual Shareholder Services, LLC (CCA Aggressive Return Fund) is filed herewith.

 (ii) The form of Accounting Services Agreement with Mutual Shareholder Services, LLC (CCA Aggressive Return Fund) is filed herewith.

(iii) The form of Administration Agreement with Empirical Administration, LLC (CCA Aggressive Return Fund) is filed herewith

 (iv) The form of Chief Compliance Officer Agreement with Empirical Administration (CCA Aggressive Return Fund) is filed herewith.

(v) The form of Loan Agreement (with US Bank National Association) is filed herewith.

(14)   Consent of BBD, LLP is filed herewith.

(15)    Financial Statements omitted.  None.

(16)    Powers of Attorney.  None.

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ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Broadview Heights, State of Ohio, on the 21st day of July, 2017.

MSS SERIES TRUST (Registrant)

By:	/s/ Gregory B. Getts
Gregory B. Getts President of the Trust

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 21st day of July, 2017.

MSS Series Trust

/s/ Greg Getts

Greg Getts, President (Principal Executive Officer) and Trustee

/s/ Brandon Pokersnik

Brandon Pokersnik (Principal Financial Officer)

/s/ Paul Rode

Paul Rode, Independent Trustee

/s/ Michael Young

Michael Young, Independent Trustee

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Exhibits

(1)       Amendment No. 4 to the Declaration of Trust

(6)(i) Form of Management Agreement between the Trust and the Adviser (6)(ii) Form of Expense Limitation Agreement between the Adviser and the Trust on behalf of the CCA Aggressive Return Fund

(7)(a)  Form of  Tri-Party Agreement for Distribution Services among the Trust, CCA, and Arbor Court Capital

(9)(a)  Form of Custody Agreement with US Bancorp Fund Services, LLC

(11)

Opinion and Consent of Thompson Hine, LLP

(12)

Form of Tax Opinion and Consent of Thompson Hine, LLP

(13)

Other Material Agreements.

(i) Form of Transfer Agent Agreement between the Trust (CCA Aggressive Return Fund) and Mutual Shareholder Services, LLC

(ii) Form of Accounting Services Agreement between the Trust (CCA Aggressive Return Fund) and Mutual Shareholder Services, LLC

(iii) Form of Administrative Services Agreement between the Trust (CCA Aggressive Return Fund) and with Empirical Administration, LLC

 (iv) Form of Chief Compliance Officer Agreement between the Trust (CCA Aggressive Return Fund) and Empirical Administration

(v) Form of Line of Credit Agreement

(14)

Consent of BBD, LLP

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